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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-4624
State Street Research Equity Trust
(Exact name of registrant as specified in charter)
One Financial Center, Boston, MA		02111
(Address of principal executive offices)		(Zip code)
Richard S. Davis, President and Chief Executive Officer State Street Research One Financial Center, Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-357-1200

Date of fiscal year end:	6/30

Date of reporting period:	7/1/04 - 9/30/04

Item 1. Schedule of Investments.

STATE STREET RESEARCH EQUITY TRUST

TABLE OF CONTENTS

Schedules of Investments
State Street Research Large-Cap Value Fund	1
State Street Research Mid-Cap Value Fund	4
State Street Research Global Resources Fund	7

State Street Research Large-Cap Value Fund

Portfolio Holdings  September 30, 2004 (unaudited)

Issuer	Shares	Value

Common Stocks 98.5%

Automobiles & Transportation 2.6%

Automobiles 0.9%
General Motors Corp.	32,100	$1,363,608

Railroads 1.7%
Union Pacific Corp.	45,800	2,683,880
Total Automobiles & Transportation		4,047,488

Consumer Discretionary 18.4%

Commercial Services 2.0%
Cendant Corp.	45,700	987,120
Waste Management Inc.	77,400	2,116,116
		3,103,236

Communications, Media & Entertainment 6.0%
DirecTV Group Inc.*	112,937	1,986,562
Liberty Media Corp.*	206,500	1,800,680
Time Warner Inc.*	124,700	2,012,658
Viacom Inc. Cl. B	32,800	1,100,768
Walt Disney Co.	114,500	2,581,975
		9,482,643

Consumer Products 1.2%
Kimberly-Clark Corp.	29,200	1,886,028

Household Furnishings 0.9%
Newell Rubbermaid Inc.	69,900	1,400,796

Printing & Publishing 0.7%
Tribune Co.	26,500	1,090,475

Restaurants 1.8%
McDonald’s Corp.	101,000	2,831,030

Retail 3.9%
AutoZone Inc.*	11,400	880,650
Federated Department Stores Inc.	21,500	976,745
GAP Inc.	102,400	1,914,880
Home Depot Inc.	58,000	2,273,600
		6,045,875

Toys 1.9%
Mattel Inc.	83,400	1,512,042
Toys “R” Us Inc.*	79,800	1,415,652
		2,927,694
Total Consumer Discretionary		28,767,777

Consumer Staples 5.7%

Drug & Grocery Store Chains 3.0%
CVS Corp.	58,800	2,477,244
Kroger Co.*	136,000	2,110,720
		4,587,964

Foods 1.7%
General Mills Inc.	25,000	1,122,500
Kraft Foods Inc. Cl. A	49,500	1,570,140
		2,692,640

Tobacco 1.0%
Altria Group Inc.	33,200	1,561,728
Total Consumer Staples		8,842,332

Financial Services 25.5%

Banks & Savings & Loan 10.4%
Bank of America Corp.	130,190	5,641,133
Bank of New York Co., Inc.	81,800	2,386,106
JPMorgan Chase & Co.	68,200	2,709,586
PNC Financial Corp.	31,000	1,677,100
US Bancorp.	102,000	2,947,800
Washington Mutual Inc.	22,900	894,932
		16,256,657

Insurance 6.8%
American International Group Inc.	39,500	2,685,605
Aon Corp.	65,000	1,868,100
Genworth Financial Inc.*	38,000	885,400
Hartford Financial Services Group Inc.	29,300	1,814,549
UNUM Provident Corp.	56,600	888,054
XL Capital Ltd.	35,300	2,611,847
		10,753,555

Miscellaneous Financial 8.3%
Citigroup Inc.	111,700	4,928,204
Federal National Mortgage Assoc.	22,100	1,401,140

Issuer	Shares	Value

MBNA Corp.	80,500	2,028,600
Merrill Lynch & Co. Inc.	26,800	1,332,496
Morgan Stanley Dean Witter Inc.	45,800	2,257,940
Radian Group Inc.	21,600	998,568
		12,946,948
Total Financial Services		39,957,160

Health Care 7.7%

Drugs & Biotechnology 6.3%
Baxter International Inc.	74,300	2,389,488
Bristol-Myers Squibb Co.	73,700	1,744,479
Medimmune Inc.*	50,500	1,196,850
Pfizer Inc.	61,500	1,881,900
Schering-Plough Inc.	67,200	1,280,832
Wyeth	35,300	1,320,220
		9,813,769

Health Care Facilities 1.4%
HCA Inc.	60,000	2,289,000
Total Health Care		12,102,769

Integrated Oils 7.7%

Integrated Domestic 1.1%
Amerada Hess Corp.	18,900	1,682,100

Integrated International 6.6%
BP PLC ADR	31,364	1,804,371
ChevronTexaco Corp.	50,502	2,708,927
Exxon Mobil Corp.	89,100	4,306,203
Royal Dutch Petroleum Co.	28,700	1,480,920
		10,300,421
Total Integrated Oils		11,982,521

Materials & Processing 4.9%

Chemicals 3.0%
Air Products & Chemicals Inc.	36,500	1,984,870
E.I. Du Pont De Nemours & Co.	61,100	2,615,080
		4,599,950

Non-Ferrous Metals 0.5%
Alcoa Inc.	24,900	836,391

Paper & Forest Products 1.4%
International Paper Co.	53,500	2,161,935
Total Materials & Processing		7,598,276

Other 4.9%

Multi-Sector 4.9%
General Electric Co.	53,000	1,779,740
Honeywell International Inc.	78,800	2,825,768
Tyco International Ltd.	98,500	3,020,010
Total Other		7,625,518

Other Energy 6.2%

Miscellaneous Energy 1.0%
Consol Energy Inc.	45,400	1,584,006

Offshore Drilling 1.3%
Transocean Inc.	56,500	2,021,570

Oil & Gas Producers 2.7%
Anadarko Petroleum Corp.	29,400	1,950,984
EOG Resources Inc.	35,300	2,324,505
		4,275,489

Oil Well Equipment & Services 1.2%
Halliburton Co.	55,000	1,852,950
Total Other Energy		9,734,015

Producer Durables 2.2%

Aerospace 2.2%
Boeing Co.	40,900	2,111,258
Lockheed Martin Corp.	24,700	1,377,766
Total Producer Durables		3,489,024

Technology 6.3%

Communications Technology 0.9%
Motorola Inc.	79,000	1,425,160

Computer Software 1.0%
Microsoft Corp.	57,000	1,576,050

Issuer	Shares	Value

Computer Technology 2.6%
Electronic Data Systems Corp.	57,400	1,112,986
Hewlett-Packard Co.	73,300	1,374,375
Sun Microsystems Inc.*	393,400	1,589,336
		4,076,697

Electronics 1.8%
Raytheon Co.	74,300	2,821,914
Total Technology		9,899,821

Utilities 6.4%

Electrical 1.9%
PPL Corp.	62,300	2,939,314

Telecommunications 4.5%
SBC Communications Inc.	120,600	3,129,570
Sprint Corp.	51,700	1,040,721
Verizon Communications Inc.	73,800	2,906,244
		7,076,535
Total Utilities		10,015,849
Total Common Stocks (Cost $133,150,220)		154,062,550

Coupon Rate	Principal Amount	Maturity Date	Value
Short-Term Obligations 1.2%

UBS Finance Inc., 1.88%	$1,850,000	10/01/2004	1,850,000

Total Short-Term Obligations (Cost $1,850,000)			1,850,000

Issuer		Shares	Value
Short-Term Investments 2.5%

State Street Navigator Securities Lending Prime Portfolio		3,986,118	3,986,118

		% of Net Assets
Summary of Portfolio Assets

Investments (Cost $138,986,338)		102.2%	$159,898,668

Cash and Other Assets, Less Liabilities		(2.2)%	(3,420,980)

Net Assets		100.0%	$156,477,688

KEY TO SYMBOLS

*                                         Denotes a security which has not paid a dividend during the last year.

ADR                     Stands for American Depositary Receipt, representing ownership of foreign securities.

State Street Research Mid-Cap Value Fund

Portfolio Holdings  September 30, 2004 (unaudited)

Issuer	Shares	Value

Common Stocks 98.8%

Automobiles & Transportation 2.0%

Railroads 1.5%
CSX Corp.	150,900	$5,009,880
Norfolk Southern Corp.	165,500	4,921,970
		9,931,850

Truckers 0.5%
Yellow Roadway Corp.*	75,800	3,554,262
Total Automobiles & Transportation		13,486,112

Consumer Discretionary 18.0%

Casinos/Gambling, Hotel/Motel 1.1%
Alliance Gaming Corp.*	498,400	7,505,904

Commercial Services 1.6%
Cendant Corp.	393,600	8,501,760
FreedomPay Inc.*‡@	473,563	4,736
Tech Data Corp.*	50,600	1,950,630
		10,457,126

Communications, Media & Entertainment 1.4%
Lin TV Corp.*	486,220	9,471,565

Consumer Products 1.3%
International Flavors & Fragrances Inc.	225,600	8,617,920

Household Furnishings 1.3%
Newell Rubbermaid Inc.	437,700	8,771,508

Printing & Publishing 2.7%
A.H. Belo Corp. Cl. A	329,500	7,426,930
RR Donnelley & Sons Co.	332,700	10,420,164
		17,847,094

Restaurants 1.5%
Darden Restaurants Inc.	435,700	10,160,524

Retail 5.8%
Abercrombie & Fitch Co. Cl. A	194,400	6,123,600
AutoZone Inc.*	120,000	9,270,000
Blockbuster Inc.	545,800	4,142,622
Federated Department Stores Inc.	144,300	6,555,549
Limited Brands Inc.	561,400	12,513,606
		38,605,377

Toys 1.3%
Mattel Inc.	455,300	8,254,589
Total Consumer Discretionary		119,691,607

Consumer Staples 1.2%

Household Products 1.2%
Clorox Co.	148,300	7,904,390
Total Consumer Staples		7,904,390

Financial Services 27.1%

Banks & Savings & Loan 6.0%
Comerica Inc.	156,300	9,276,405
KeyCorp.	337,000	10,649,200
North Fork Bancorp. Inc.	210,900	9,374,505
Regions Financial Corp.	326,300	10,787,478
		40,087,588

Insurance 4.9%
Aon Corp.	290,750	8,356,155
Assurant Inc.	343,200	8,923,200
Genworth Financial Inc.*	327,000	7,619,100
XL Capital Ltd.	107,400	7,946,526
		32,844,981

Miscellaneous Financial 11.2%
Ambac Financial Group Inc.	153,850	12,300,307
H & R Block Inc.	194,700	9,622,074
Capital One Financial Corp.	114,600	8,468,940
CIT Group Inc.	305,600	11,426,384
Dow Jones & Co. Inc.	178,700	7,257,007
MoneyGram International Inc.	513,270	8,766,652
Radian Group Inc.	210,200	9,717,546
Willis Group Holdings Ltd.	182,300	6,818,020
		74,376,930

Issuer	Shares	Value

Real Estate Investment Trusts 2.1%
Boston Properties Inc.	169,600	9,394,144
Equity Office Properties Trust	155,800	4,245,550
		13,639,694

Securities Brokerage & Services 2.9%
Edwards AG Inc.	343,700	11,898,894
Janus Capital Group Inc.	518,100	7,051,341
		18,950,235
Total Financial Services		179,899,428

Health Care 5.3%

Drugs & Biotechnology 2.2%
Medimmune Inc.*	206,100	4,884,570
Watson Pharmaceuticals Inc.*	323,400	9,527,364
		14,411,934

Health Care Facilities 0.4%
Laboratory Corp. of America Hldgs.*	60,100	2,627,572

Health Care Services 1.3%
Universal Health Services Inc.	199,000	8,656,500

Hospital Supply 1.4%
Steris Corp.*	420,400	9,223,576
Total Health Care		34,919,582

Materials & Processing 14.2%

Agriculture 1.2%
Monsanto Co.	224,200	8,165,364

Chemicals 3.9%
FMC Corp.*	176,200	8,558,034
Lyondell Chemical Co.	379,500	8,523,570
Sherwin Williams Co.	202,400	8,897,504
		25,979,108

Containers & Packaging 2.9%
Pactiv Corp.*	316,700	7,363,275
Smurfit-Stone Container Corp.*	623,100	12,069,447
		19,432,722

Diversified Manufacturing 2.6%
American Standard Co. Inc.*	174,300	6,782,013
Ashland Inc.	191,900	10,761,752
		17,543,765

Miscellaneous Materials & Processing 0.8%
Timken Co.	202,900	4,995,398

Office Supplies 1.1%
Avery Dennison Corp.	109,900	7,229,222

Paper & Forest Products 1.7%
MeadWestvaco Corp.	354,464	11,307,402
Total Materials & Processing		94,652,981

Non-U.S. Equities 1.3%

System base class value 1.3%
Axis Capital Hldgs Ltd.	331,300	8,613,800
Total Non-U.S. Equities		8,613,800

Other 4.0%

Miscellaneous 1.0%
iShares Trust	67,400	6,746,740

Multi-Sector 3.0%
Hillenbrand Industries, Inc.	122,600	6,194,978
ITT Industries Inc.	103,800	8,302,962
Textron Inc.	90,200	5,797,154
		20,295,094
Total Other		27,041,834

Other Energy 6.6%

Miscellaneous Energy 1.5%
Consol Energy Inc.	284,800	9,936,672

Offshore Drilling 1.4%
Transocean Inc.	265,600	9,503,168

Oil & Gas Producers 3.7%
EOG Resources Inc.	155,000	10,206,750
Newfield Exploration Co.*	130,900	8,016,316
Pioneer Natural Resources Co.	175,500	6,051,240
		24,274,306
Total Other Energy		43,714,146

Issuer	Shares	Value

Producer Durables 7.1%

Aerospace 1.2%
Alliant Technology Systems Inc.*	127,300	7,701,650

Electrical Equipment & Components 0.7%
Cooper Industries Ltd.	75,500	4,454,500

Industrial Products 1.4%
American Power Conversion Corp.	555,300	9,656,667

Machinery 0.8%
AGCO Corp.*	238,740	5,400,299

Miscellaneous Equipment 1.0%
Grainger WW Inc.	112,400	6,479,860

Office Furniture & Business Equipment 0.9%
HNI Corp.	159,600	6,316,968

Production Technology Equipment 1.1%
Lam Research Corp.*	343,700	7,520,156
Phase Metrics Inc.*‡@	108,409	15,177
		7,535,333
Total Producer Durables		47,545,277

Technology 3.6%

Communications Technology 1.7%
NCR Corp.*	221,700	10,994,103

Computer Technology 1.3%
Unisys Corp.*	871,400	8,992,848

Electronics: Semiconductors/Components 0.6%
Cypress Semiconductor Corp.*	417,600	3,691,584
Total Technology		23,678,535

Utilities 8.4%

Electrical 5.3%
Constellation Energy Group Inc.	155,800	6,207,072
Nisource Inc.	363,000	7,626,630
PPL Corp.	252,500	11,912,950
Public Service Enterprise Group Inc.	226,100	9,631,860
		35,378,512

Gas Distribution 1.7%
Keyspan Corp.	167,300	6,558,160
Sempra Energy Co.	134,800	4,878,412
		11,436,572

Telecommunications 1.4%
Centurytel Inc.	257,800	8,827,072
Total Utilities		55,642,156
Total Common Stocks (Cost $584,264,212)		656,789,848

Coupon Rate	Principal Amount	Maturity Date	Value
Commercial Paper 2.3%

UBS Finance Inc. 1.88%	$14,984,000	10/01/2004	14,984,000

Issuer	Shares	Value
Short-Term Investments 14.9%

State Street Navigator Securities Lending Prime Portfolio	98,915,786	98,915,786

	% of Net Assets
Summary of Portfolio Assets

Investments (Cost $698,163,998)	116.0%	$770,689,634

Cash and Other Assets, Less Liabilities	(16.0)%	(106,024,801)

Net Assets	100.0	$664,664,833

KEY TO SYMBOLS

*                 Denotes a security which has not paid a dividend during the last year.

@    Security valued under consistency applied procedures established by the Trustees.

‡      Security restricted as to public resale.

State Street Research Global Resources Fund

Portfolio Holdings  September 30, 2004 (Unaudited)

Issuer	Shares	Value

Equity Securities 99.4%

System base class value 99.4%

Exploration & Production 40.0%
Accrete Energy Inc.*	13,690	$25,319
Argo Energy Ltd.*	435,500	819,198
Atlas America Inc.*	51,600	1,123,332
Blizzard Energy Inc.* ‡	242,700	412,413
Bow Valley Energy Ltd.*	634,600	792,466
Brigham Exploration Co.*	81,900	769,860
CanArgo Energy Corp.	4,791,200	3,449,664
C1 Energy Ltd.*	435,799	592,432
Chamaelo Energy Inc.*	38,400	159,336
Chamaelo Energy Inc.*‡@	222,500	793,983
Cinch Energy Corp *‡@	601,320	351,691
Cinch Energy Corp Wts. *‡@	751,650	11,881
Clear Energy Inc.*	10,966	36,402
Clayton Williams Energy Inc.*	321,130	6,881,816
Comstock Resources Inc.*	120,300	2,516,676
Consol Energy Inc.	614,600	21,443,394
Consol Energy Inc.*‡	617,000	21,527,130
Crew Energy Inc.*	703,315	3,752,125
Crew Energy Inc.*‡	191,300	1,020,569
Cyries Energy Inc *	69,096	371,353
Defiant Energy Corp.*	481,300	1,437,909
Denbury Resources Inc.*	273,800	6,954,520
Devon Energy Corp.	74,200	5,268,942
Endev Energy Inc.*	1,538,300	1,386,020
Esprit Exploration Ltd.*	2,934,100	9,136,814
Exploration Company of Delaware*	269,300	1,225,315
Fairborne Energy Ltd.*	187,620	1,453,212
Galleon Energy Inc.*	223,800	1,813,041
Lightning Energy Ltd.*	303,300	946,876
Longview Energy Co. *	85,400	1,281,000
Masters Energy Inc.*	27,741	0
Matador Resources Co.*‡@	97,846	978,460
Meridian Energy Corp.*‡	468,500	1,073,819
Methanex Corp.	50,000	753,500
Midnight Oil & Gas Ltd.*	41,500	333,574
Mustang Resources Inc.*	246,400	1,577,427
Mustang Resources Inc.*‡	124,200	795,116
Newfield Exploration Co.*	412,562	25,265,297
Niko Resources Ltd.*‡	39,000	1,130,610
Niko Resources Ltd.	207,500	6,518,969
Oilexco Inc.*	673,600	2,076,301
Oilexco Inc.*‡	475,100	1,464,446
Oilexco Inc. Wts.*‡	118,775	244,074
Oil Search Ltd.	950,000	1,025,176
Penn Virginia Corp.	560,000	22,170,400
Paramount Resources Ltd *	408,900	7,513,871
Penn West Petroleum Ltd.	642,800	35,537,530
Petrofalcon Corp. *	80,000	204,228
Petrohawk Energy Corp. *	96,700	812,280
Pioneer Natural Resources Co.	379,200	13,074,816
Plains Exploration & Production Co.*	1,137,505	27,140,869
Prospect Energy Corp *	58,000	867,100
Proex Energy Ltd. *	69,096	365,892
Purcell Energy Ltd.*‡	735,620	2,273,066
Purcell Energy Ltd. Wts.*‡	735,620	267,445
Quicksilver Resources Inc.*	194,200	6,344,514
Remington Oil & Gas Corp.*	100,000	2,625,000
Republic Resources Inc.*	28,750	3,450
Real Resources Inc.*	200,000	1,493,776
Starpoint Energy Ltd.*	817,800	3,199,455
Tempest Energy Corp.*	200,000	908,911
Thunder Energy Inc.*	514,132	2,885,072
Treasure Islands Royalty Trust*	507,439	279,091
True Energy Inc. *	93,900	336,808
Tullow Oil plc	1,244,198	3,236,710
XTO Energy Inc.	220,832	7,172,623
Yukos Corp	405,200	6,523,720
		286,228,085

Contract Drilling 9.9%
Diamond Offshore Drilling Inc.	233,400	7,699,866
Drillers Technology Corp.*	200,000	175,459
Grey Wolf Inc.*	471,900	2,307,591
Nabors Industries Ltd*	296,500	14,039,275
Noble Corp.*	90,700	4,076,965
Patterson UTI Energy Inc.	1,272,408	24,264,821
Rowan Companies Inc.*	266,500	7,035,600
Transocean Inc.	320,800	11,478,224
		71,077,801

Oil Service 12.1%
Compton Petroleum Corp *	427,900	3,064,038
Technicoil Corp.*‡@	753,100	824,973
BJ Services Co.	348,400	18,259,644
Cal Dive International Inc.*	100,000	3,562,000
Global Industries Ltd.*	189,496	1,171,085
Halliburton Co.	290,000	9,770,100
Hanover Compressor Co.*	250,000	3,362,500
Key Energy Group Inc.*	221,500	2,447,575
Maverick Tube Corp.*	545,300	16,800,693
Mcdermott International Inc.*	336,600	3,971,880

Issuer	Shares	Value

NewPark Resources Inc.*	500,000	3,000,000
NS Group Inc.*	150,000	2,775,000
Pioneer Drilling Co.*‡	110,300	926,520
Universal Compression Holdings Inc.*	35,200	1,199,264
Weatherford Intl Ltd*	301,100	15,362,122
		86,497,394

Refining 1.0%
Interoil Corp.*	156,500	3,240,703
KFX Inc.*	393,400	3,033,114
Westport Innovations Inc	185,700	264,185
Westport Innovations Inc Wts.	92,850	0
Westport Innovations Inc.*	773,800	990,758
		7,528,760

Utility 2.2%
Markwest Hydrocarbon Inc.	124,320	1,862,313
Western Gas Resources Inc.	479,500	13,708,905
		15,571,218

Mining 15.0%
Arch Coal Inc.	844,500	29,971,305
Axmin Inc.*	1,290,500	713,970
Canico Resource Corp.*	450,000	4,979,253
Crystallex International Corp.*	500,000	1,663,703
Coeur D Alene Mines Corp.*	500,000	2,370,000
Crystallex International Corp.*	2,100,000	7,077,000
Fording Canadian Coal Trust	128,300	7,180,951
Gold Reserve Inc. *	390,500	1,823,635
Mag Silver Corp.*	813,100	739,036
Mena Resources Inc.*	20,000	7,904
Nevsun Resources Ltd.*	1,054,800	1,967,459
Nevsun Resources Ltd.*‡	500,000	932,622
Nevsun Resources Lts Wts.*‡	250,000	1,976
North Atlantic Resources Ltd.*	226,200	250,291
Novagold Resources Inc.*	504,519	2,260,913
Peabody Energy Corp.	641,000	38,139,500
Radius Gold Inc. *	569,700	576,342
Romarco Minerals Inc.*	223,000	52,875
St Jude Resources Ltd.*	548,200	628,247
Southwestern Resources Corp.*	360,000	4,088,678
Sunridge Gold Corp.*	870,700	516,123
Valucap Investments Inc.*	21,705	2,144
Virginia Gold Mines Inc.*	500,000	703,418
X-Cal Resources Ltd.*	1,755,500	901,857
		107,549,202

Miscellaneous 19.2%
Baytex Energy Trust	1,312,748	13,363,521
Cross Timbers Royalty Trust	2,490	82,618
Daiichi Chuo Kisen Kaisha*	3,552,000	7,832,805
Golar Ltd.*	80,500	1,267,679
Kawasaki Kisen Kaisha Ltd.	978,000	6,691,883
Massey Energy Co.	1,148,400	33,223,212
OMI Corp.	759,500	12,167,190
PetroKazakhstan Inc.	523,100	17,926,637
Pride International Inc.*	100,000	1,979,000
Quest Capital Corp.*	61,000	74,728
Railpower Technologies Corp.*	360,600	1,282,513
Rio Alto Resources International Inc.*	464,300	480,722
Royal Nedlloyd NV	500,000	22,587,435
Ship Finance International Ltd.	58,224	1,170,302
Stolt Nielsen S A*	170,000	3,485,262
Stolt Nielsen S A*ADR‡	676,100	13,826,245
		137,441,752
Total Equity Securities (Cost $486,330,802)		711,894,212

Coupon Rate	Principal Amount	Maturity Date	Value
Commercial Paper 0.4%
International Business Machines Corp. 1.83%	$2,959,000	10/01/2004	2,959,000

Issuer		Shares	Value
Short-Term Investments 15.0%

State Street Navigator Securities Lending Prime Portfolio		107,173,94	107,173,944

		% of Net Assets
Summary of Portfolio Assets

Investments (Cost $596,463,746)		114.8%	$822,027,156

Cash and Other Assets, Less Liabilities		(14.8)%	(105,825,707)

Net Assets		100.0	$716,201,449

KEY TO SYMBOLS

*                                         Denotes a security which has not paid a dividend during the last year.

‡                                          Security restricted as to public resale.  As of the report date, the fund had 6.78% of net assets in restricted securities.

ADR                     Stands for American Depositary Receipt, representing ownership of foreign securities.

@                                    Security valued under consistently applied procedures established by the Trustees.

Item 2: Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registant’s internal control over financial reporting.

Item 3. Exhibits

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

State Street Research Equity Trust Certification

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Street Research Equity Trust

By	/s/ Richard S. Davis

Richard S. Davis President, Chairman and Chief Executive Officer

Date: November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Richard S. Davis

Richard S. Davis President, Chairman and Chief Executive Officer

Date: November 29, 2004

By	/s/ Douglas A. Romich

Douglas A. Romich Treasurer, Principal Financial Officer

Date: November 29, 2004